Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Net actuarial gain/(loss), Before-Tax Amount	$ (173,646)	$ 100,345	$ (74,853)
Amortization of prior service cost, Before-Tax Amount	355	355
Amortization of transition obligation, Before-Tax Amount			867
Amortization of net actuarial (gain)/loss, Before-Tax Amount	23,656	34,177	25,597
Prior service cost, Before-Tax Amount	(6,661)		(2,423)
Regulatory adjustment, Before-Tax Amount	140,308	(123,630)	42,771
Net current period other comprehensive income (loss), Defined Benefit Plans Before-Tax	(15,988)	11,247	(8,041)
Unrealized/realized gain (loss), Before-Tax Amount			2,959
Amounts reclassified into net income, Before-Tax Amount	3,345	3,345	2,801
FSIRS other comprehensive income (loss), Before-Tax Amount	3,345	3,345	5,760
Translation adjustments, Before-Tax Amount	(659)
Foreign currency other comprehensive income (loss), Before-Tax Amount	(659)
Total other comprehensive income (loss), Before-Tax Amount	(13,302)	14,592	(2,281)
Net actuarial gain/(loss), Tax (Expense) or Benefit	65,985	(38,131)	28,444
Amortization of prior service cost, Tax (Expense) or Benefit	(135)	(135)
Amortization of transition obligation, Tax (Expense) or Benefit			(329)
Amortization of net actuarial (gain)/loss, Tax (Expense) or Benefit	(8,989)	(12,987)	(9,727)
Prior service cost, Tax (Expense) or Benefit	2,531		921
Regulatory adjustment, Tax (Expense) or Benefit	(53,317)	46,979	(16,253)
Net current period other comprehensive income (loss), Defined Benefit Plans Tax (Expense) Benefit	6,075	(4,274)	3,056
Unrealized/realized gain (loss), Tax (Expense) or Benefit			(1,125)
Amounts reclassified into net income, Tax (Expense) or Benefit	(1,272)	(1,271)	(1,064)
FSIRS other comprehensive income (loss), Tax (Expense) or Benefit	(1,272)	(1,271)	(2,189)
Translation adjustments, Tax (Expense) or Benefit	0	0	0
Foreign currency other comprehensive income (loss), Tax (Expense) or Benefit	0	0	0
Total other comprehensive income (loss), Tax (Expense) or Benefit	4,803	(5,545)	867
Net actuarial gain/(loss), Net-of-Tax Amount	(107,661)	62,214	(46,409)
Amortization of prior service cost, Net-of-Tax Amount	220	220
Amortization of transition obligation, Net-of-Tax Amount			538
Amortization of net actuarial (gain)/loss, Net-of-Tax Amount	14,667	21,190	15,870
Prior service cost, Net-of-Tax Amount	(4,130)		(1,502)
Regulatory adjustment, Net-of-Tax Amount	86,991	(76,651)	26,518
Net defined benefit pension plans	(9,913)	6,973	(4,985)
Unrealized/realized loss, Net-of-Tax Amount			1,834
Amounts reclassified into net income (Notes 5 and 12)	2,073	2,074	1,737
FSIRS other comprehensive income (loss), Net-of-Tax Amount	2,073	2,074	3,571
Translation adjustments, Net-of-Tax Amount	(659)
Foreign currency other comprehensive income (loss), Net-of-Tax Amount	(659)
Total other comprehensive income (loss), net of tax	$ (8,499)	$ 9,047	$ (1,414)